Acquisitions (Details) € in Millions, £ in Millions, kr in Millions	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019 EUR (€)	Sep. 30, 2018	Dec. 31, 2018 EUR (€)	Dec. 29, 2018 SEK (kr)	Dec. 29, 2018 EUR (€)	Jul. 02, 2018 GBP (£)	Jul. 02, 2018 EUR (€)	Apr. 21, 2018 GBP (£)	Apr. 21, 2018 EUR (€)	Mar. 02, 2018 SEK (kr)	Mar. 02, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Assets		€ 5,828.2		€ 5,340.8
Liabilities		3,333.7		€ 3,281.7
Increase (decrease) through other changes, goodwill		€ 1.9
Toppfrys AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					81.00%	81.00%					60.00%	60.00%
Consideration transferred					kr 30.7	€ 3.0					kr 17.0	€ 1.7
Investments in subsidiaries											13.6	1.5
Proportion of voting rights held by non-controlling interests	19.00%		40.00%
Identifiable assets acquired (liabilities assumed)												0.1
Goodwill expected to be deductible for tax purposes												1.8
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date										€ 158.0
Property, plant and equipment recognised as of acquisition date										33.2
Current assets recognised as of acquisition date										7.5
Inventory recognised as of acquisition date										10.7
Deferred tax assets recognised as of acquisition date										0.9
Assets										210.3
Current liabilities recognised as of acquisition date										31.2
Deferred tax liabilities recognised as of acquisition date										22.6
Liabilities										53.8
Consideration transferred										239.0
Cash transferred										239.0
Identifiable assets acquired (liabilities assumed)										(156.5)
Goodwill expected to be deductible for tax purposes										€ 82.5
Aunt Bessie's
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date								€ 205.3
Property, plant and equipment recognised as of acquisition date								23.1
Current assets recognised as of acquisition date								19.5
Inventory recognised as of acquisition date								13.2
Assets								261.1
Current liabilities recognised as of acquisition date								20.6
Deferred tax liabilities recognised as of acquisition date								37.6
Liabilities								58.2
Consideration transferred								235.9
Cash transferred							£ 209.0	235.9	£ 209.7
Identifiable assets acquired (liabilities assumed)								(202.9)
Goodwill expected to be deductible for tax purposes								€ 33.0
Toppfrys AB | Toppfrys AB
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries											kr 30.6	€ 3.2